Transactions with non-controlling interests - Additional Information (Details) - BRL (R$)			12 Months Ended
	Jun. 28, 2021	Jan. 28, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 18, 2022
Disclosure of noncontrolling interests [line items]
Payments to acquire entity's shares			R$ 0	R$ 988,824,000	R$ 76,361,000
Proceeds from sale of shares			0	0	7,832,590,000
Non-controlling interests(f)			56,118,000	90,774,000
Non-controlling interest in acquiree recognised at acquisition date			189,854,000
Transactions between subsidiaries and shareholders
Disclosure of noncontrolling interests [line items]
Percentage of remaining interest in the Group.						47.75%
Transfers to (from) non-controlling interests			(17,079,000)	(28,879,000)	93,705,000
Consideration paid or payable to non-controlling interests			2,829,000	229,280,000	R$ 230,898,000
SimplesVet
Disclosure of noncontrolling interests [line items]
Non-controlling interest in acquiree recognised at acquisition date			12,424,000	11,183,000
VHSYS
Disclosure of noncontrolling interests [line items]
Non-controlling interest in acquiree recognised at acquisition date			19,858,000	12,691,000
Questor [Member]
Disclosure of noncontrolling interests [line items]
Non-controlling interest in acquiree recognised at acquisition date			8,233,000
Sponte [Member]
Disclosure of noncontrolling interests [line items]
Non-controlling interest in acquiree recognised at acquisition date			1,765,000
Creditinfo Caribbean [Member]
Disclosure of noncontrolling interests [line items]
Non-controlling interest in acquiree recognised at acquisition date			5,505
MLabs [Member]
Disclosure of noncontrolling interests [line items]
Non-controlling interest in acquiree recognised at acquisition date			2,465
PDCA | Bellver
Disclosure of noncontrolling interests [line items]
Purchase of new shares		1,313,066
Payments to acquire entity's shares		R$ 230,500
Volume-weighted average trading price, period		30 days
Linked Gourmet
Disclosure of noncontrolling interests [line items]
Number of shares issued (in shares)	4,205,115
Percentage of voting rights held by non-controlling interests	58.10%
Proceeds from sale of shares	R$ 1
Non-controlling interests(f)	R$ 1,219
Percentage of ownership interests held by non-controlling interests	41.90%
Sale of subsidiary | Transactions between subsidiaries and shareholders
Disclosure of noncontrolling interests [line items]
Transfers to (from) non-controlling interests			(20,928,000)	(1,220,000)
Consideration paid or payable to non-controlling interests			R$ 2,829,000	R$ (1,220,000)